Employee benefits - Remeasurement of defined benefit liability (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits [Abstract]
Actuarial loss (gain) arising from changes in financial assumptions	SFr (150,552)	SFr 412,396	SFr (167,623)
Actuarial loss arising from experience adjustments	211,331	264,417	175,375
Actuarial gain arising from demographic assumptions	0	(258,876)	0
Return on plan assets excluding interest income	(332,759)	(23,835)	46,164
Total defined benefit cost for the year recognized in the other comprehensive loss	SFr (271,980)	SFr 394,102	SFr 53,916